LIABILITY TO UNITED STATES DEPARTMENT OF LABOR (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
LIABILITY TO UNITED STATES DEPARTMENT OF LABOR [Abstract]
Settlement agreement with the United States Department of Labor, agreed amount	$ 1,500
Estimated employer payroll tax obligations payable through 2015	100
First payment on January 1, 2011 toward the liability to the DOL		100
Semiannual payments toward the liability to the DOL		$ 175